Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (7,879,000)	$ (7,712,000)	$ (10,479,000)	$ (9,833,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	349,000	347,000	464,000	474,000
Warrants issued for services			0	73,000
Stock-based compensation expense	1,212,000	1,291,000	1,693,000	2,361,000
Common stock issued for services	139,000	180,000	240,000	59,000
Fair value of warrant liability in excess of proceeds		1,390,000	1,390,000
Financing transaction costs		738,000	738,000
Change in fair value of warrant liability	(1,894,000)	(27,000)	754,000	(38,000)
Warrant exchange inducement expense	3,445,000
Allowance for doubtful accounts		22,000	23,000
Allowance for inventory obsolescence	30,000	40,000	90,000	(40,000)
Allowance for sales returns			10,000
Loss on disposal of fixed assets	8,000	16,000	68,000	56,000
Impairment of intangible assets	39,000	32,000	52,000	190,000
Changes in operating assets and liabilities
(Increase) decrease in accounts receivable	(158,000)	(148,000)	(55,000)	(133,000)
(Increase) decrease in inventory	(194,000)	(201,000)	(260,000)	109,000
(Increase) decrease in prepaid assets and other assets	299,000	49,000	(202,000)	(182,000)
(Increase) decrease in restricted cash		(50,000)	(50,000)
(Increase) decrease in deposits	(24,000)	(13,000)	(13,000)	(4,000)
Increase (decrease) in accounts payable	184,000	(447,000)	(437,000)	192,000
Increase (decrease) in accrued expenses	9,000	326,000	550,000	(22,000)
Increase (decrease) in deferred revenue	(3,000)	(77,000)	(230,000)	44,000
Increase (decrease) in related party payable	(16,000)	11,000	16,000	5,000
Net cash used in operating activities	(4,454,000)	(4,233,000)	(5,638,000)	(6,689,000)
Investing activities
Purchases of property and equipment	(262,000)	(34,000)	(167,000)	(197,000)
Proceeds from sale of property and equipment	1,000			7,000
Payments for patent licenses and trademarks	(485,000)	(480,000)	(729,000)	(596,000)
Net cash used in investing activities	(746,000)	(514,000)	(896,000)	(786,000)
Financing activities
Proceeds from issuance of common stock	3,646,000	6,289,000	6,538,000	2,084,000
Proceeds from issuance of preferred stock				4,941,000
Proceeds from exercise of warrants and options		242,000	2,386,000	4,000
Payment of preferred stock dividends				(237,000)
Payment of offering costs	(218,000)	(646,000)	(801,000)
Net cash provided by financing activities	3,428,000	5,885,000	8,123,000	6,792,000
Net increase (decrease) in cash and cash equivalents	(1,772,000)	1,138,000	1,589,000	(683,000)
Cash and cash equivalents, beginning of period	2,243,000	654,000	654,000	1,337,000
Cash and cash equivalents, end of period	471,000	1,792,000	2,243,000	654,000
Supplemental disclosure of cash flow information
Cash paid for interest	2,000	2,000	3,000	2,000
Warrant liability reclassified to equity upon warrant exchange	3,031,000
Warrants issued for placement agent services		115,000	115,000
Non-cash financing activities:
Accretion of preferred stock dividends				93,000
Deemed dividend on preferred stock				1,375,000
Reversal of preferred dividends accreted				(93,000)
Warrants issued for placement agent services		$ 115,000	$ 115,000